Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill
Schedule of movement in carrying amount of goodwill
$
Balance as of January 1, 2014 and December 31, 2014	—
Addition for acquisitions	39,995,458

Balance as of December 31, 2015	39,995,458